Income Taxes (Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Reserves and accruals	$ 7,259	$ 5,932
Inventory	18,694	20,836
Stock awards	5,637	6,235
Net operating loss and other tax carryforwards	66,098	31,164
Other	549	1,419
Total deferred tax assets	98,237	65,586
Valuation allowance	(54,441)	(4,523)
Total deferred tax assets	43,796	61,063
Deferred tax liabilities
Property and equipment	(9,565)	(12,172)
Goodwill and intangible assets	(42,502)	(76,454)
Investment in unconsolidated subsidiary	(5,402)	0
Prepaid expenses and other	(392)	(325)
Total deferred tax liabilities	(57,861)	(88,951)
Net deferred tax liabilities	$ (14,065)	$ (27,888)